(LOSS)/EARNINGS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Profit/(loss) attributable to ordinary equity holders of the Company	$ (4,141)	¥ (26,741)		¥ 2,741
Basic and diluted	37,488,634	37,488,634		24,910,916
Basic and diluted | (per share)	$ (0.11)	¥ (0.71)	$ (0.11)	¥ 0.11